Finance Expense - Schedule of finance expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Interest costs [Abstract]
Interest on convertible loan	$ 3,289,959	$ 769,946
Interest on loans payable	172,804	207,678
Interest on lease liabilities	407,349	236,600
Total	$ 3,870,112	$ 1,214,224